Shareholder Fees {- Fidelity Real Estate Investment ETF}	Jan. 26, 2021 USD ($)
NF_07.31 Fidelity Equity ETFs_Combo PRO-01 | Fidelity Real Estate Investment ETF
Shareholder Fees:
(fees paid directly from your investment)	none